Appendix V: Interest-Bearing Debt (Details) $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 23, 2019 EUR (€)	Dec. 17, 2019 EUR (€)	Dec. 16, 2019 EUR (€)	Dec. 16, 2019 COP ($)	Nov. 15, 2019 EUR (€)	Oct. 30, 2019 EUR (€)	Oct. 22, 2019 EUR (€)	Aug. 16, 2019 EUR (€)	May 30, 2019 COP ($)	Feb. 18, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 05, 2018 COP ($)	Mar. 22, 2016 EUR (€)	Jun. 26, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 128,654,000,000											€ 138,102,000,000
Borrowings	41,995,000,000
Bilateral Loan due April 1, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0														€ 1,000,000,000
Borrowings	0
Early repayment of debt											€ 500,000,000
Bilateral Loan due December 23, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Early repayment of debt		€ 100,000,000
Bilateral Loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Bilateral Loan due October 30, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Early repayment of debt							€ 100,000,000
Bilateral Loan due October 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Early repayment of debt								€ 100,000,000
Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Bilateral Loan due May 14, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Borrowings	0
Bilateral Loan due August 14, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	200,000,000
Bilateral Loan due March 31, 2030
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150,000,000
Borrowings	0
Bilateral Loan due June 4, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200,000,000
Borrowings	0
Syndicated Facility due December 17, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750,000,000		€ 750,000,000
Borrowings	0
Structured Financing due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Early repayment of debt				€ 300,000,000		€ 450,000,000			€ 750,000,000
Bilateral Loan due November 29, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150,000,000
Bilateral Loan due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0												$ 533,000
Borrowings	0
Early repayment of debt | $					$ 153,000					$ 380,000
Syndicated Facility due March 15, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount														€ 750,000,000
Telefonica, S.A. | Structured financing due July 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	59,000,000
Borrowings	53,000,000											93,000,000
Telefonica, S.A. | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	316,000,000
Borrowings	282,000,000											379,000,000
Telefonica, S.A. | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	273,000,000
Borrowings	243,000,000											314,000,000
Telefonica, S.A. | Bilateral Loan due April 1, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											1,000,000,000
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	503,000,000
Borrowings	448,000,000											516,000,000
Telefonica, S.A. | Structured euro financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	341,000,000
Borrowings	341,000,000											401,000,000
Telefonica, S.A. | Bilateral Loan due December 23, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											100,000,000
Telefonica, S.A. | Bilateral Loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											150,000,000
Telefonica, S.A. | Credit Facility due December 27, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	380,000,000
Borrowings	0											271,000,000
Telefonica, S.A. | Bilateral Loan due October 30, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											100,000,000
Telefonica, S.A. | Bilateral Loan due October 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											100,000,000
Telefonica, S.A. | Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											385,000,000
Telefonica, S.A. | Credit Facility due March 01, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	100,000,000
Borrowings	117,000,000											112,000,000
Telefonica, S.A. | Bilateral Loan due May 14, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Borrowings	0											0
Telefonica, S.A. | Bilateral Loan due August 14, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	200,000,000											0
Telefonica, S.A. | Bilateral Loan due March 31, 2030
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150,000,000
Borrowings	0											0
Telefonica, S.A. | Bilateral Loan due June 4, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200,000,000
Borrowings	0											0
Telefónica Germany GmbH & Co. OHG | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	408,000,000											450,000,000
Telefónica Germany GmbH & Co. OHG | Syndicated Facility due December 17, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750,000,000
Borrowings	0											0
Telefónica Germany GmbH & Co. OHG | BEI Financing due December 18, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Borrowings	0											0
Telefónica Europe, B.V. | Structured Financing due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0											1,500,000,000
Telxius Telecom, S.A. | Syndicated Facility due December 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Borrowings	300,000,000											300,000,000
Telxius Telecom, S.A. | Bilateral Loan due November 29, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150,000,000											0
Colombia Telecomunicaciones, S.A, ESP | Bilateral Loan due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	€ 0											€ 0